Quarterly Financial Data (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information [Line Items]
Revenue		$ 772		$ 678		$ 672		$ 639		$ 764		$ 677		$ 711		$ 656
Gross profit		510	[1]	433	[1]	420	[1]	378	[1]	511	[1]	412	[1]	443	[1]	379	[1]
Income (loss) before income taxes	5	86	[2]	29	[2]	10	[2]	(52)		40		(7)		(40)		(85)		(419)	(42)	72	(92)	(221)
Income (loss) from continuing operations	3	54	[2]	22	[2]	5	[2]	(35)		69		(8)		(42)		(62)		(320)	(30)	46	(43)	(76)
Income (loss) from discontinued operations		18		1		10		(12)				(354)	[3]	34		297	[4]	(17)	(2)	17	(23)	(73)
Net income (loss)	$ 3	$ 72	[2]	$ 23	[2]	$ 15	[2]	$ (47)		$ 69	[5]	$ (362)	[3]	$ (8)		$ 235	[4]	$ (337)	$ (32)	$ 63	$ (66)	$ (149)

[1]	Gross profit equals revenue less cost of sales and direct operating expenses (excluding depreciation).
[2]	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The impact of the change in estimate was an aggregate decrease to costs and expenses of $10 million in the quarter ended June 30, 2013. The impact of this change was negligible for the full year since the balance would have naturally reversed, with a substantial majority of that reversal occurring during the fourth quarter.
[3]	Includes a pre-tax goodwill impairment charge of $385 million.
[4]	Includes a pre-tax gain on sale of HE of $563 million.
[5]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.